Rule 497(e)
Registration Nos. 333-167073 and 811-22417

Destra Investment Trust
Destra Flaherty & Crumrine Preferred and Income Fund
Destra Wolverine Dynamic Asset Fund

(the “Funds”)

Supplement Dated April 30, 2018

To Each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information
each Dated February 1, 2018

The Adviser and Funds’ address has changed to 444 West Lake Street, Suite 1700, Chicago, Illinois 60606 (the “New Address”). All references to the Adviser and Funds’ previous address, One North Wacker, 48th Floor, Chicago, Illinois 60606, are hereby deleted and replaced with the New Address.

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Please Keep this Supplement with your Fund’s
Summary Prospectus, Prospectus and
Statement of Additional Information for Future Reference